Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS TARGET DATE SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass Retirement Fund:

Management process. The fund is managed using a target asset allocation determined by the Advisor (the fund’s current target asset allocation is approximately: 35% equity funds; and 65% fixed income funds). The fund is designed for investors who are retired or expect to retire or begin withdrawing portions of their investment soon. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

For DWS LifeCompass 2015 Fund:

Management process. The fund is managed using a target asset allocation (the fund’s current target asset allocation is approximately: 48% equity funds; and 52% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

For DWS LifeCompass 2020 Fund:

Management process. The fund is managed using a target asset allocation (the fund’s current target asset allocation is approximately: 58% equity funds; and 42% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

For DWS LifeCompass 2030 Fund:

Management process. The fund is managed using a target asset allocation (the current target asset allocation is approximately: 76% equity funds; and 24% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

For DWS LifeCompass 2040 Fund:

Management process. The fund is managed using a target asset allocation (the current target asset allocation is approximately: 88% equity funds; and 12% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

DWS LifeCompass Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass Retirement Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass Retirement Fund:

Management process. The fund is managed using a target asset allocation determined by the Advisor (the fund’s current target asset allocation is approximately: 35% equity funds; and 65% fixed income funds). The fund is designed for investors who are retired or expect to retire or begin withdrawing portions of their investment soon. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

DWS LifeCompass 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass 2015 Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass 2015 Fund:

Management process. The fund is managed using a target asset allocation (the fund’s current target asset allocation is approximately: 48% equity funds; and 52% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

DWS LifeCompass 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass 2020 Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass 2020 Fund:

Management process. The fund is managed using a target asset allocation (the fund’s current target asset allocation is approximately: 58% equity funds; and 42% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

DWS LifeCompass 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass 2030 Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass 2030 Fund:

Management process. The fund is managed using a target asset allocation (the current target asset allocation is approximately: 76% equity funds; and 24% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.

DWS LifeCompass 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtds_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass 2040 Fund

The following changes are effective on or about July 8, 2013:

All disclosure and references in the fund’s prospectus to ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of each fund’s prospectus:

For DWS LifeCompass 2040 Fund:

Management process. The fund is managed using a target asset allocation (the current target asset allocation is approximately: 88% equity funds; and 12% fixed income funds). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. (”Hewitt”), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund’s target and actual asset allocations. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The target asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund’s ”glide path”) and will approach that of the DWS LifeCompass Retirement Fund (Retirement Fund) over time and, upon reaching the stated target year, will be similar to that of the Retirement Fund, at which point the fund may be combined with the Retirement Fund or another DWS fund offered at the time.

The target asset allocation may differ from the fund’s actual asset allocation. The Advisor regularly reviews and may adjust the fund’s asset allocation using a dynamic asset allocation risk-managed approach. In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.

To mitigate the risks associated with a particular fund or portfolio manager and increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.

The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others, and may also use various types of derivative instruments, including commodities-related derivatives. To a limited extent, the fund may invest in underlying funds in other asset classes, such as commodities, market neutral and others not generally considered equity or fixed income funds.